Property and Equipment, Net - Depreciation and disposal (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net
Depreciation and amortization	$ 8,215	$ 8,119	$ 32,564	$ 36,634